Loan Number	Pool ID	Alternate Loan Number	Original Balance	State	Loan Exception Status	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial KBRA Exception Grade	Final KBRA Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Category	Breach ID	Breach Name	Initial Breach Date	Initial Comments	Client/Seller Response Comments	Conclusion Date	Conclusion Comments Date Cleared Canceled or Exception Remains Note Must State Final Status	Waiver or Exception	Waiver or Exception Made By	Compensating Factors	General Comments
MELLO_INV3_1		XXXXXXX	XXXXXXX	LA	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXX	Property located in FEMA Declared XXXX with no subsequent Property Inspection	XX/XX/XXXX	XX/XX/XXXX - Property located in FEMA Declared XXXX with no subsequent Property Inspection;		XX/XX/XXXX	XX/XX/XXXX - Post Disaster Inspection provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_1		XXXXXXX	XXXXXXX	LA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	LTV Exceeds AUS Maximum Allowable	XX/XX/XXXX	XX/XX/XXXX - The original LTV of XXXX exceeds the maximum allowable per AUS of XXXX;		XX/XX/XXXX	XX/XX/XXXX - The original LTV of XXXX is not greater than the maximum allowable per AUS of XXXX
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_1		XXXXXXX	XXXXXXX	LA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	CLTV Exceeds the AUS Maximum Allowable	XX/XX/XXXX	XX/XX/XXXX - The original CLTV of XXXX exceeds maximum allowable per AUS of XXXX;		XX/XX/XXXX	XX/XX/XXXX - The original CLTV of XXXX is not greater than the maximum allowable per AUS of XXXX
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_1		XXXXXXX	XXXXXXX	LA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX - PDI is in file and indicated no damage to the property ;		XX/XX/XXXX
XX/XX/XXXX  - Property is located in XXXX with no post disaster inpection. FEMA Declared XXXX starting XX/XX/XXXX with an end date of XX/XX/XXXX. No mention of damage in the appraisal report.; XX/XX/XXXX  - na; XX/XX/XXXX  - Post disaster inspection confirms no property damage

Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_7		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX - Property is located in XXXX on XX/XX/XXXX through XX/XX/XXXX . Appraisal was completed on XX/XX/XXXX and reflects no damage. Condition for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_7		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Acknowledged by Client.; XX/XX/XXXX  - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;
																						XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_7		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only. Pending valuation review. ; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_64		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX - Property is located in XXXX. FEMA declared XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_64		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. Condition is for information purposes only – DD firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_122		XXXXXXX	XXXXXXX	PA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	LTV Exceeds AUS Maximum Allowable	XX/XX/XXXX	XX/XX/XXXX - The original LTV of XXXX exceeds the maximum allowable per AUS of XXXX;		XX/XX/XXXX	XX/XX/XXXX - The original LTV of XXXX is not greater than the maximum allowable per AUS of XXXX; XX/XX/XXXX - The original LTV of XXXX is not greater than the maximum allowable per AUS of XXXX
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_122		XXXXXXX	XXXXXXX	PA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	CLTV Exceeds the AUS Maximum Allowable	XX/XX/XXXX	XX/XX/XXXX - The original CLTV of XXXX exceeds maximum allowable per AUS of XXXX;		XX/XX/XXXX	XX/XX/XXXX - The original CLTV of XXXX is not greater than the maximum allowable per AUS of XXXX; XX/XX/XXXX - The original CLTV of XXXX is not greater than the maximum allowable per AUS of XXXX
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_122		XXXXXXX	XXXXXXX	PA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.; XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_122		XXXXXXX	XXXXXXX	PA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_160		XXXXXXX	XXXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV3_160		XXXXXXX	XXXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only - DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV3_182		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in XXXX. FEMA declared XXX in a disaster area  on XX/XX/XXXX, with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_185		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX - Property is located in XXXX on XX/XX/XXXX thorugh XX/XX/XXXX . The appraisal was completed on XX/XX/XXXX and relfects no damage. Finding is for conditional purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_185		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_189		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Third Party Valuation Product not Provided.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.
MELLO_INV3_189		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - na; XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.
MELLO_INV3_192		XXXXXXX	XXXXXXX	OR	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_225		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX' from Active to Acknowledged by Client.

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_225		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_232		XXXXXXX	XXXXXXX	VA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_263		XXXXXXX	XXXXXXX	TN	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in XXXX.  FEMA declared XXXXXX County in a disaster area on XX/XX/XXXX wit a release date of XX/XX/XXXX.  Appraisal in file dated XX/XX/XXXX did not reflect any damage.  Exception is for informational purposes only.;
																						XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_263		XXXXXXX	XXXXXXX	TN	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Are all required Addendum and Exhibits included is No	XX/XX/XXXX	XX/XX/XXXX - Appraisal report is missing the loan map, Sketch map, area map.;		XX/XX/XXXX	XX/XX/XXXX - Updated appraisal provided - condition cleared.; XX/XX/XXXX - Required appraisal addendum and exhibits is Yes
Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_278		XXXXXXX	XXXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_432		XXXXXXX	XXXXXXX	TX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXX county in a disaster area (severe storm) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only.;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_432		XXXXXXX	XXXXXXX	TX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX
XX/XX/XXXX  - CCA provided within XXX% tolerance. Condition cleared.; XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX' from Active to Acknowledged by Client.

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_432		XXXXXXX	XXXXXXX	TX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_449		XXXXXXX	XXXXXXX	CO	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_449		XXXXXXX	XXXXXXX	CO	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_449		XXXXXXX	XXXXXXX	CO	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only-Pending Valuation Review;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_469		XXXXXXX	XXXXXXX	TX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in XXXX.  FEMA declared XXX on XX/XX/XXXX with a release date of  XX/XX/XXXX.  Appraisal in file dated XX/XX/XXXX was subject to completion and the XXXXXX dated XX/XX/XXXX confirmed completed and no damage.  Exception is for informational purposes only.;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job.

MELLO_INV3_477		XXXXXXX	XXXXXXX	NC	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job.
MELLO_INV3_478		XXXXXXX	XXXXXXX	TX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_478		XXXXXXX	XXXXXXX	TX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_497		XXXXXXX	XXXXXXX	TX	Acknowledged	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Consummation or Reimbursement Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - Investment; XX/XX/XXXX  - Change severity of 'Consummation or Reimbursement Date Validation Test' from Material to Non-Material.; XX/XX/XXXX  - Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.;
																						XX/XX/XXXX	XX/XX/XXXX - Investment; XX/XX/XXXX - Change severity of 'Consummation or Reimbursement Date Validation Test' from Material to Non-Material	Waiver	Client
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_497		XXXXXXX	XXXXXXX	TX	Acknowledged	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - Investment; XX/XX/XXXX  - Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Charges That Cannot Increase Test' from Material to Non-Material.; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XXX CFR §XXXXXXX(e)(XXX)(i))The loan contains charges that exceed the good faith determination according to §XXXXXXX(e)(XXX)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXXXXXXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXXX(e)(XXX)(i).;
																						XX/XX/XXXX	XX/XX/XXXX - Investment; XX/XX/XXXX - Change severity of 'Consummation or Reimbursement Date Validation Test' from Material to Non-Material	Waiver	Client
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_497		XXXXXXX	XXXXXXX	TX	Acknowledged	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - Change status of 'Reimbursement Amount Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - Investment; XX/XX/XXXX  - Change severity of 'Reimbursement Amount Test' from Material to Non-Material.; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XXX CFR §XXXXXXX(f)(XXX)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXXXXXXXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXXXXXXXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXXXXX(e)(XXX)(i) or (ii), the creditor complies with §XXXXXXX(e)(XXX)(i) if the creditor refunds the eXcess to the consumer no later than XXX days after consummation, and the creditor complies with §XXXXXXX(f)(XXX)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.;
																						XX/XX/XXXX	XX/XX/XXXX - Investment; XX/XX/XXXX - Change severity of 'Consummation or Reimbursement Date Validation Test' from Material to Non-Material	Waiver	Client
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_497		XXXXXXX	XXXXXXX	TX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_521		XXXXXXX	XXXXXXX	NC	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_531		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX - Property is located in XXXX. FEMA declared XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_531		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only – DD firm will order.; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_545		XXXXXXX	XXXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_545		XXXXXXX	XXXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - Condition for informational purposes. DD firm will order;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_567		XXXXXXX	XXXXXXX	CO	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - Third Party Valuation Product Provided;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_582		XXXXXXX	XXXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_587		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_598		XXXXXXX	XXXXXXX	TN	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in XXXX with no post disaster inpection, Property located in Fema Diaster XXXXXX  Severe Storm incident XX/XX/XXXX - XX/XX/XXXX Declaration XX/XX/XXXX, also Fema XXXXXX Severe Storms Straight line, & flooding Incident date XX/XX/XXXX-XX/XX/XXXX Declartion date XX/XX/XXXX. Appraisal completed on XX/XX/XXXX, shows no damage to the property. This condition is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_630		XXXXXXX	XXXXXXX	NC	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX' from Active to Acknowledged by Client.

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_630		XXXXXXX	XXXXXXX	NC	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Conditon is for informational purposes only - DD firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_636		XXXXXXX	XXXXXXX	GA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_637		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_638		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in XXXX with no post disaster inpection.  FEMA declared XXX county in a disaster area  on XX/XX/XXXX, with no release date provided.. The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_652		XXXXXXX	XXXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_652		XXXXXXX	XXXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only-DD firm will order ; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_653		XXXXXXX	XXXXXXX	NJ	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX  - Third Party Valuation Product Provided; XX/XX/XXXX  - CONDITION IS FOR INFORMATION PURPOSES ONLY - PENDING VALUATION REVIEW;
																						XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided; XX/XX/XXXX - Condition for informational purposes only. DD firm to order. Missing CU score.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_654		XXXXXXX	XXXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - No CU Score available for review. Condition for informational purposes. Due Diligence Firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product no required as the CU score is XXXX or less.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_664		XXXXXXX	XXXXXXX	TX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in XXXX. FEMA declared XXX county in a disaster area (severe winter storms) on XXX/XXXX/XXX with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_666		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - COndition is for informational purpose sonly - Pending valuation review. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_672		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX' from Active to Acknowledged by Client.; XX/XX/XXXX  - Third Party Valuation Product Not Provided and CU Score is XXXX.;
																						XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_672		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_673		XXXXXXX	XXXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX. Condition is for information purposes only – DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_673		XXXXXXX	XXXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. Condition is for information purposes only – DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_673		XXXXXXX	XXXXXXX	FL	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in XXXX with no post disaster inpection. FEMA declared XXX county in a disaster area  on XX/XX/XXXX with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage, however, the appraisal inspection date is prior to the FEMA release date. A Post Disaster inspection is required. ; XX/XX/XXXX  - Post disaster inspection confirms no property damage; XX/XX/XXXX  - Property is located in XXXX. FEMA declared XXX county in a disaster area  on XX/XX/XXXX with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage, however, the appraisal inspection date is prior to the FEMA release date. A Post Disaster inspection is required. ;
																						XX/XX/XXXX	XX/XX/XXXX - Property not in area of building collapse - condition cleared.; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_687		XXXXXXX	XXXXXXX	TX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_690		XXXXXXX	XXXXXXX	MS	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX
XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX' from Acknowledged by Client to Active.; XX/XX/XXXX  - Third Party Valuation Product Not Provided and CU Score is XXXX.;
																						XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_691		XXXXXXX	XXXXXXX	CO	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_697		XXXXXXX	XXXXXXX	TN	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXX county in a disaster area  on XX/XX/XXXX, with a release date of XX/XX/XXXX and XX/XX/XXXX with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_697		XXXXXXX	XXXXXXX	TN	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_700		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX - Property is located in XXXX.FEMA declared XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_706		XXXXXXX	XXXXXXX	ME	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_730		XXXXXXX	XXXXXXX	NJ	Cleared	B	A	B	A	B	A	B	A	B	A	Compliance	XXX	Prohibited Fees Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the  prohibited fees test. (N.J.S.A. §XXX:XXXC-XXX, N.J.A.C. §§XXX:XXX-XXXX)The loan does charge fee(s) not provided for in this act, which is prohibited.A person licensed as a mortgage broker shall have the right to charge only the following fees: (XXX) application fee; and (XXX) a broker fee.A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:Application feeOrigination FeeLock in feeCommitment FeeWarehouse FeeDiscount Points;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the  prohibited fees test. (N.J.S.A. §XXX:XXXC-XXX, N.J.A.C. §§XXX:XXX-XXXX)The loan does not charge a fee(s) not provided for in this act, which is prohibited.A person licensed as a mortgage broker shall have the right to charge only the following fees: (XXX) application fee; and (XXX) a broker fee.A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:Application feeOrigination FeeLock in feeCommitment FeeWarehouse FeeDiscount Points

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_730		XXXXXXX	XXXXXXX	NJ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only - DD firm will order.; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_740		XXXXXXX	XXXXXXX	NJ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - “Condition is for information purposes only – DD firm will order”. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_742		XXXXXXX	XXXXXXX	AZ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_745		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not required as CU score is XXXX or less.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_749		XXXXXXX	XXXXXXX	AL	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	XXX	Servicing Comments are Missing	XX/XX/XXXX	XX/XX/XXXX - Servicing comments are missing. ;		XX/XX/XXXX	XX/XX/XXXX - Missing servicing comments are available.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_749		XXXXXXX	XXXXXXX	AL	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only - Pending Valuation Review.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_749		XXXXXXX	XXXXXXX	AL	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	XXX	HMDA Data Tape Not Provided	XX/XX/XXXX	XX/XX/XXXX - HMDA data tape not provided.;		XX/XX/XXXX	XX/XX/XXXX - HMDA data tape provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_750		XXXXXXX	XXXXXXX	TX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	XXX	Servicing Comments are Missing	XX/XX/XXXX	XX/XX/XXXX - Missing servicing comments are available. ; XXX/XXXX/XXX - Servicing comments are missing. ;		XX/XX/XXXX	XX/XX/XXXX - Missing servicing comments are available.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_750		XXXXXXX	XXXXXXX	TX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in XXXXas of XX/XX/XXXX through XX/XX/XXXX due to severe weather.  The appraisla was completed on XX/XX/XXXX  and reflects no damage.  Condition for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_750		XXXXXXX	XXXXXXX	TX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_750		XXXXXXX	XXXXXXX	TX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	XXX	HMDA Data Tape Not Provided	XX/XX/XXXX	XX/XX/XXXX - HMDA data tape not provided.;		XX/XX/XXXX	XX/XX/XXXX - HMDA data tape provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_765		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Exception is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_778		XXXXXXX	XXXXXXX	OH	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_783		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX -FEMA declared XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_793		XXXXXXX	XXXXXXX	GA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX - Property is located in XXXX. FEMA declared XXX. Appraisal in file dated XX/XX/XXXX does not reflect any damage. Exception is for informational purposes only.;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_807		XXXXXXX	XXXXXXX	TX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - Condition is for information purposes only-DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_880		XXXXXXX	XXXXXXX	HI	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of -XXXXXXX) is not greater than the maximum allowable per AUS of XXXX; XXX/XXXXXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX; XXX/XXXXXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX;
XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXX) exceeds the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXX) is not greater than the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_895		XXXXXXX	XXXXXXX	TX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_902		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in XXXX.  FEMA declared XXX.  Appraisal in file dated XX/XX/XXXX was subject to repairs and XXXXXX in file dated XX/XX/XXXX confirmed repairs completed and no damage.  Exception is for informational purposes only.;
																						XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_902		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_903		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_913		XXXXXXX	XXXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_913		XXXXXXX	XXXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - Condition is for information purposes only - DD firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_916		XXXXXXX	XXXXXXX	CA	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only - DD firm will order. Missing CU score. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_925		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Lender Credits That Cannot Decrease Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the lender credits that cannot decrease test. ( XXX CFR §XXXXXXX(e)(XXX)(i) )The loan contains charges that exceed the good faith determination according to §XXXXXXX(e)(XXX)(i). The final sum of specific and non-specific lender credits ($XXXXXXXXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXXXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXXX(e)(XXX)(i).; XX/XX/XXXX  - Revised CD dated XX/XX/XXXX reflected a Lender Credit of $XXXXX yet the final CD did not reflect any Lender Credit.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the lender credits that cannot decrease test. ( XXX CFR §XXXXXXX(e)(XXX)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXXXXX(e)(XXX)(i). The final sum of specific and non-specific lender credits ($XXXXXXXXX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXXXXXXXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXXX(e)(XXX)(i).

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_930		XXXXXXX	XXXXXXX	NJ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV3_930		XXXXXXX	XXXXXXX	NJ	Acknowledged	B	A	B	A	B	A	B	A	B	A	Compliance	XXX	Prohibited Fees Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the  prohibited fees test. (N.J.S.A. §XXX:XXXC-XXX, N.J.A.C. §§XXX:XXX-XXXX)The loan does charge fee(s) not provided for in this act, which is prohibited.A person licensed as a mortgage broker shall have the right to charge only the following fees: (XXX) application fee; and (XXX) a broker fee.A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:Application feeOrigination FeeLock in feeCommitment FeeWarehouse FeeDiscount Points; XX/XX/XXXX  - Change severity of 'Prohibited Fees Test' from Non-Material to Material.; XX/XX/XXXX  - Finding is N/A, fees charged are not prohibited.; XX/XX/XXXX  - Change status of 'Prohibited Fees Test' from Active to Acknowledged by Client.;
																						XX/XX/XXXX	XX/XX/XXXX - Change severity of 'Prohibited Fees Test' from Material to Non-Material.	Waiver	Client	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV3_941		XXXXXXX	XXXXXXX	OK	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - COndition for informational purposes only, DD firm to order. Missing CU score. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_950		XXXXXXX	XXXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV3_955		XXXXXXX	XXXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX' from Active to Acknowledged by Client.; XX/XX/XXXX  - Third Party Valuation Product Not Provided and CU Score is XXXX.;
																						XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_955		XXXXXXX	XXXXXXX	NY	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - This condition is for information purposes only. Valuation report will be completed. CU score &gt; XXXX;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_971		XXXXXXX	XXXXXXX	OR	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in XXXX with no post disaster inpection. The property was located in Oregon Wild fires Fema XXXXXX XX/XX/XXXX - XX/XX/XXXX Declared on XX/XX/XXXX, Also Oregon Winstorm Fema XXXXXX Diaster Declared on XX/XX/XXXX. The appraisal completed on XX/XX/XXXX. This condition is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_971		XXXXXXX	XXXXXXX	OR	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only - DD firm will order.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_979		XXXXXXX	XXXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_1010		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in XXXX with no post disaster inpection.FEMA declared XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage, however the appraisal date is prior to the FEMA release date.   A Post Disaster Inspection is required.  ;
																						XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_1016		XXXXXXX	XXXXXXX	GA	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	XXX	Servicing Comments are Missing	XX/XX/XXXX	XX/XX/XXXX - Servicing comments are missing. ;		XX/XX/XXXX	XX/XX/XXXX - Missing servicing comments are available.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_1016		XXXXXXX	XXXXXXX	GA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_1016		XXXXXXX	XXXXXXX	GA	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	XXX	HMDA Data Tape Not Provided	XX/XX/XXXX	XX/XX/XXXX - HMDA data tape not provided.;		XX/XX/XXXX	XX/XX/XXXX - HMDA data tape provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_1019		XXXXXXX	XXXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; XXXX. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_1019		XXXXXXX	XXXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; XXXX. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_1019		XXXXXXX	XXXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; XXXX. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_1021		XXXXXXX	XXXXXXX	TX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_1024		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in XXXX on XX/XX/XXXX through XX/XX/XXXX due to severe weather.  Appraisal was completed on XX/XX/XXXXand reflects no damage, condition for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_1025		XXXXXXX	XXXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; XXXX. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_1025		XXXXXXX	XXXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; XXXX. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_1034		XXXXXXX	XXXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_1034		XXXXXXX	XXXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX  - This condition is for information purposes only. Valuation report to be completed. ;
																						XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_1044		XXXXXXX	XXXXXXX	CT	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_1048		XXXXXXX	XXXXXXX	TX	Cleared	A	A	A	A	A	A	A	A	A	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX	XX/XX/XXXX - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX;		XX/XX/XXXX
XX/XX/XXXX  - The qualifying back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_1048		XXXXXXX	XXXXXXX	TX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_1048		XXXXXXX	XXXXXXX	TX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_1057		XXXXXXX	XXXXXXX	NJ	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Condo Approval Missing	XX/XX/XXXX	XX/XX/XXXX - Condo approval indicator is Missing;		XX/XX/XXXX	XX/XX/XXXX - Condo approval indicator is Present
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_1057		XXXXXXX	XXXXXXX	NJ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX' from Active to Acknowledged by Client.

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_1057		XXXXXXX	XXXXXXX	NJ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_1064		XXXXXXX	XXXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX' from Active to Acknowledged by Client.; XX/XX/XXXX  - Third Party Valuation Product Not Provided and CU Score is XXXX.;
																						XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job.
MELLO_INV3_1064		XXXXXXX	XXXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job.
MELLO_INV3_1067		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Disclosure Delivery and Receipt Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID disclosure delivery and receipt date validation test due to one of the following findings:The Revised Loan Estimate Receipt Date is before Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date is before Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date is before Revised Closing Disclosure Delivery Date.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID Disclosure Delivery and Receipt Date Validation Test' is no longer tested
MELLO_INV3_1067		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Initial Closing Disclosure Date and Funding Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID closing disclosure date and funding date validation test.This loan contains a closing disclosure receipt date (or closing disclosure delivery date if receipt date was not provided) that is after the funding date. Please review the loan data to ensure the dates are in the correct fields.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID Initial Closing Disclosure Date and Funding Date Validation Test' is no longer tested
MELLO_INV3_1067		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Consummation or Reimbursement Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested
MELLO_INV3_1067		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XXX CFR §XXXXXXX(e)(XXX)(i))The loan contains charges that exceed the good faith determination according to §XXXXXXX(e)(XXX)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXXXXXXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXXX(e)(XXX)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XXX CFR §XXXXXXX(e)(XXX)(i))The loan contains charges that do not exceed the good faith determination according to §XXXXXXX(e)(XXX)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXXX(e)(XXX)(i).

MELLO_INV3_1067		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XXX CFR §XXXXXXX(f)(XXX)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXXXXXXXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXXXXXXXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXXXXX(e)(XXX)(i) or (ii), the creditor complies with §XXXXXXX(e)(XXX)(i) if the creditor refunds the eXcess to the consumer no later than XXX days after consummation, and the creditor complies with §XXXXXXX(f)(XXX)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the reimbursement amount test.  (XXX CFR §XXXXXXX(f)(XXX)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXXXXXXXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXXXXXXXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXXXXX(e)(XXX)(i) or (ii), the creditor complies with §XXXXXXX(e)(XXX)(i) if the creditor refunds the eXcess to the consumer no later than XXX days after consummation, and the creditor complies with §XXXXXXX(f)(XXX)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.

MELLO_INV3_1067		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of -XXXXXXX) is not greater than the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The qualifying back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of ___ The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of ___; XX/XX/XXXX  - The back-end DTI of -XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of -XXXXXXX) is not greater than the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The qualifying back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The qualifying back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of -XXXXXXX) is not greater than the maximum allowable per AUS of ___ The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of -XXXXXXX) is not greater than the maximum allowable per AUS of ___; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of -XXXXXXX) exceeds the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXXXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX;
XX/XX/XXXX
XX/XX/XXXX  - The qualifying back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of -XXXXXXX) is not greater than the maximum allowable per AUS of XXXX The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of -XXXXXXX) is not greater than the maximum allowable per AUS of XXXX

MELLO_INV3_1067		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
MELLO_INV3_1073		XXXXXXX	XXXXXXX	NJ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX
XX/XX/XXXX  - CCA provided within XXX% tolerance. Condition cleared.; XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX' from Active to Acknowledged by Client.

Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_1073		XXXXXXX	XXXXXXX	NJ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_1078		XXXXXXX	XXXXXXX	HI	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has stable job time - Borrower has XXXX years at job.
MELLO_INV3_1079		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX - Property is located in XXXX. Appraisal reflects no damage to property.; XX/XX/XXXX - Change severity of 'Property is located in XXXX' from Material to Non-Material.;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.
MELLO_INV3_1090		XXXXXXX	XXXXXXX	TX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX - Property is located in XXXX. FEMA declared XXX. Appraisal in file is dated XX/XX/XXXX and reflects no damage. Exception is for informational purposes only.;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_1092		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_1092		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only- DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_1106		XXXXXXX	XXXXXXX	GA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_1106		XXXXXXX	XXXXXXX	GA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_1108		XXXXXXX	XXXXXXX	TX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX - FEMA declared XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_1108		XXXXXXX	XXXXXXX	TX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Evidence of Rate Lock Not Provided	XX/XX/XXXX	XX/XX/XXXX - Evidence of Rate Lock Not Provided;		XX/XX/XXXX	XX/XX/XXXX - Evidence of Rate Lock Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_1120		XXXXXXX	XXXXXXX	OR	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_1122		XXXXXXX	XXXXXXX	GA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Evidence of Rate Lock Not Provided	XX/XX/XXXX	XX/XX/XXXX - Evidence of Rate Lock Not Provided;		XX/XX/XXXX	XX/XX/XXXX - Evidence of Rate Lock Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_1122		XXXXXXX	XXXXXXX	GA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_1123		XXXXXXX	XXXXXXX	NV	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.;		XX/XX/XXXX	XX/XX/XXXX - QM Status provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.
MELLO_INV3_1126		XXXXXXX	XXXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; XXXX. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_1126		XXXXXXX	XXXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; XXXX. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_1133		XXXXXXX	XXXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; XXXX. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_1133		XXXXXXX	XXXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; XXXX. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_1134		XXXXXXX	XXXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided, variance within XXX%. Value supported. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_1154		XXXXXXX	XXXXXXX	TX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX - Property is located in XXXX. FEMA declared XXX. Appraisal in file dated XX/XX/XXXX did not reflect any damage. Exception is for informational purposes only.;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_1158		XXXXXXX	XXXXXXX	WA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in XXXX with no post disaster inpection. FEMA declared XXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_1169		XXXXXXX	XXXXXXX	TX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX - Property is located in XXXX with no post disaster inpection.Property located XXX. This condition is for informational purposes ony. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_1178		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX - Property is located in XXXX as of XX/XX/XXXX through XX/XX/XXXX . Aprpaisla was completed on XX/XX/XXXX and reflects no damamge, condition for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_1178		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_1192		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX - Property is located in XXXX on XX/XX/XXXX through XX/XX/XXXX . The appraisla was completed on XX/XX/XXXX and relfects no damage, condition for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_1196		XXXXXXX	XXXXXXX	NJ	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Property is located in XXXX' from Material to Non-Material.; XX/XX/XXXX  - Property is located in XXXX with no post disaster inpection. Property located in Fema XXXXXX , Declaration Date XX/XX/XXXX, also Fema XXXXXX  incident XX/XX/XXXX-XX/XX/XXXX. Declaration XX/XX/XXXX,  the appraisal was completed on XX/XX/XXXX. No physical damage to the property. This condition is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Post disaster inspection confirms no property damage			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV3_1196		XXXXXXX	XXXXXXX	NJ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - ca; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Acknowledged by Client.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV3_1196		XXXXXXX	XXXXXXX	NJ	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only. Dd firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV3_1212		XXXXXXX	XXXXXXX	OR	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX' from Active to Acknowledged by Client.

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_1212		XXXXXXX	XXXXXXX	OR	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided, variance within XXX%. Value supported. Condition cleared. ; ; ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_1214		XXXXXXX	XXXXXXX	TX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Housing history does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Housing history does not meet guidelines. Missing evidence of mortgage for XXXX PITI and XXX month housing history.;		XX/XX/XXXX	XX/XX/XXXX - Housing delinquency meets guidelines.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_1214		XXXXXXX	XXXXXXX	TX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX - Property is located in XXXX.FEMA declared XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_1218		XXXXXXX	XXXXXXX	AL	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_1218		XXXXXXX	XXXXXXX	AL	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_1218		XXXXXXX	XXXXXXX	AL	Cleared	B	A	B	A	B	A	B	A	B	A	Credit	XXX	Final Loan Application is Not Executed	XX/XX/XXXX	XX/XX/XXXX - Final Loan Application is Not Executed;		XX/XX/XXXX	XX/XX/XXXX - Final Loan Application is Present
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_1218		XXXXXXX	XXXXXXX	AL	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q. Missing evidence of XXX consecutive months of Bank Statements for XXXXX #XXXXXX only XXX month provided.;		XX/XX/XXXX	XX/XX/XXXX - na
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_1226		XXXXXXX	XXXXXXX	CO	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Final Loan Application is Partial	XX/XX/XXXX	XX/XX/XXXX - Final Loan Application is Partial; XX/XX/XXXX - Missing LO sign/date on final;		XX/XX/XXXX	XX/XX/XXXX - Final Loan Application is Present
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_1226		XXXXXXX	XXXXXXX	CO	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_1226		XXXXXXX	XXXXXXX	CO	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided, variance within XXX%. Value supported. Condition cleared. ; ; ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_1232		XXXXXXX	XXXXXXX	MD	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_1279		XXXXXXX	XXXXXXX	AZ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX' from Active to Acknowledged by Client.

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_1279		XXXXXXX	XXXXXXX	AZ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided, variance within XXX%. Value supported. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_1285		XXXXXXX	XXXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided, variance within XXX%. Value supported. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_1298		XXXXXXX	XXXXXXX	CA	Cleared	A	A	A	A	A	A	A	A	A	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX	XX/XX/XXXX - Hazard insurance coverage is sufficient.;		XX/XX/XXXX	XX/XX/XXXX - Hazard insurance coverage is sufficient.;
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_1298		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_3		XXXXXXX	XXXXXXX	CA	Acknowledged	B	B	A	B	A	B	B	B	A	B	Property	XXX	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_3		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_3		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - A verbal verification of employment was not provided. ;		XX/XX/XXXX	XX/XX/XXXX - CLeared
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_3		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX -FEMA declared XXXX. The file does not contain an appraisal. A Post Disaster Inspection is required. ;		XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Property is located in XXXX' from Active to Acknowledged by Client.; XX/XX/XXXX  -FEMA declared XXXX. The file does not contain an appraisal.   Condition is for informational purposes only. ;

																								Waiver	Client
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_3		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.;		XX/XX/XXXX	XX/XX/XXXX - NA
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_8		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Appraisal date is greater than XXXXXX days from Origination date.	XX/XX/XXXX
XX/XX/XXXX  - Change status of 'Appraisal date is greater than XXXXXX days from Origination date.' from Active to Acknowledged by Client.; XX/XX/XXXX  - Completion cert provided dated XX/XX/XXXX supporting appraised value of $XXXXX. ; XX/XX/XXXX  - Appraisal dated XX/XX/XXXX is greater than XXXXXX days from Note date of XX/XX/XXXX.;
																						XX/XX/XXXX	XX/XX/XXXX - Change severity of 'Appraisal date is greater than XXXXXX days from Origination date.' from Material to Non-Material.	Waiver	Client
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_14		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX - FEMA declared XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage			Borrower has more than XXX years at current residence - Borrower at current residence XXXX years
MELLO_INV3_14		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Executed HELOC closure letter not provided.	XX/XX/XXXX	XX/XX/XXXX - Missing executed documentation HELOC is closed to future draws;		XX/XX/XXXX	XX/XX/XXXX - Executed documentation HELOC is closed to future draws provided. Condition cleared.			Borrower has more than XXX years at current residence - Borrower at current residence XXXX years
MELLO_INV3_14		XXXXXXX	XXXXXXX	CA	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Condition is for informatoin purposes only - DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has more than XXX years at current residence - Borrower at current residence XXXX years
MELLO_INV3_14		XXXXXXX	XXXXXXX	CA	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informatoin purposes only - DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; ; XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has more than XXX years at current residence - Borrower at current residence XXXX years
MELLO_INV3_18		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	XX/XX/XXXX	XX/XX/XXXX - The liquid reserves of XXXXXXX are less than the minimum required per AUS of XXX.Missing E trade bank statement as listed on XXXXXX with additional assets required.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided assets. Condition cleared.; XX/XX/XXXX - The liquid reserves of XXX are greater than or equal to the AUS minimum required of XXX.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_20		XXXXXXX	XXXXXXX	VA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q. File is misisng completed assets only XXX month of bank statements are in the file. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided additional assets. Condition cleared.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_20		XXXXXXX	XXXXXXX	VA	Cleared	A	A	A	A	A	A	A	A	A	A	Credit	XXX	Asset Documents are Incomplete	XX/XX/XXXX	XX/XX/XXXX - Asset Documents are Incomplete: the file only has XXX month of bank statments AUS requires XXX months. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided additional assets. Condition cleared.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_21		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Signed XXXX is missing	XX/XX/XXXX	XX/XX/XXXX - Per AUS, XXXXXXC is required. Borrower XXX missing signed XXXXXXC;		XX/XX/XXXX	XX/XX/XXXX - Lender provided XXXXXX. Condition cleared.; XX/XX/XXXX - Signed XXXX proviided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_21		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower XXX is missing signed XXXX.	XX/XX/XXXX	XX/XX/XXXX - Borrower XXX is missing signed XXXX;		XX/XX/XXXX	XX/XX/XXXX - Lender provided XXXXXX. Condition cleared.; XX/XX/XXXX - Signed XXXX provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_21		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Transmittal Summary is Missing	XX/XX/XXXX	XX/XX/XXXX - The transmittal summary is Missing;		XX/XX/XXXX
XX/XX/XXXX  - Lender provided XXXXXX. Condition cleared.; XX/XX/XXXX  - The transmittal summary is Present; XX/XX/XXXX  - Audit reviewed Lenders response, however; XXXXXX provided DTI is XXXXXXXX% and AUS in file DTI is XXXX. Please provide final XXXXXX/AUS that match. Condition remains.

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_21		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX. It appears lender failed to include the subjects negative cash flow in the final calculations resulting in the higher DTI of XXXXX%.;
																						XX/XX/XXXX	XX/XX/XXXX - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_21		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Partial. File is missing evidence the mortgage payments for REO located at XXXXXX. XXX are PITI to support the cash flow used to qualify DTI. ;		XX/XX/XXXX
XX/XX/XXXX  - Lender provided Rental Income. Condition cleared.; XX/XX/XXXX  - Borrower liabilities verified indicator is Present; XX/XX/XXXX  - Audit reviewed Lenders response, however; Please provide ALL rental income utilized per updated AUS item XXX. Condition remains

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_21		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q. File is missing DU required XXXXXX for both borrowers. DTI exceeds DU tolerance limit.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided Rental Income. Condition cleared.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_24		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Initial Loan Application is Missing	XX/XX/XXXX	XX/XX/XXXX - Missing Copy of Initial Loan Application;		XX/XX/XXXX	XX/XX/XXXX - Received copy of initial loan application
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_24		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Credit Report is Missing	XX/XX/XXXX	XX/XX/XXXX - Missing Borrower credit report;		XX/XX/XXXX	XX/XX/XXXX - Borrower credit report received
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_24		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	CoBorrower Credit Report is Missing	XX/XX/XXXX	XX/XX/XXXX - CoBorrower credit report is missing.;		XX/XX/XXXX	XX/XX/XXXX - Received CoBorrower credit report.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_24		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Title Policy is Missing	XX/XX/XXXX	XX/XX/XXXX - Title policy is Missing;		XX/XX/XXXX	XX/XX/XXXX - Title policy is Present
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_24		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Property	XXX	Origination Appraisal is Missing	XX/XX/XXXX	XX/XX/XXXX - Origination appraisal is Missing.;		XX/XX/XXXX	XX/XX/XXXX - Origination appraisal is Not Applicable.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_24		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Transmittal Summary is Missing	XX/XX/XXXX	XX/XX/XXXX - The transmittal summary is Missing;		XX/XX/XXXX	XX/XX/XXXX - The transmittal summary is Not Applicable
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_24		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	AUS is Missing	XX/XX/XXXX	XX/XX/XXXX - The AUS is Missing;		XX/XX/XXXX	XX/XX/XXXX - The AUS is received.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_24		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Missing all income documentation for Borrower XXX.;		XX/XX/XXXX	XX/XX/XXXX - NA
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_24		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	CoBorrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Missing all income documentation for Borrower XXX.;		XX/XX/XXXX	XX/XX/XXXX - na
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_24		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Transcripts are missing	XX/XX/XXXX	XX/XX/XXXX - The borrower transcripts is Missing;		XX/XX/XXXX	XX/XX/XXXX - The borrower XXXXXX is Not Applicable
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_24		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	CoBorrower Transcripts is Missing	XX/XX/XXXX	XX/XX/XXXX - The coborrower Transcripts is Missing;		XX/XX/XXXX	XX/XX/XXXX - The coborrower Transcripts is Not Applicable
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_24		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.	XX/XX/XXXX	XX/XX/XXXX - The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.;		XX/XX/XXXX	XX/XX/XXXX - The file does contain at least one copy of a Loan Estimate. The file contains a complete copy of at least one Loan Estimate.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_24		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	XXX	Fraud Report Missing	XX/XX/XXXX	XX/XX/XXXX - Fraud report Missing.;		XX/XX/XXXX	XX/XX/XXXX - Fraud report Present.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_24		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX - Property is located in XXXX with no post disaster inpection. FEMA declared XXXand continuing, no release date. No appraisal in file nor a Post Disaster Inspection is present.;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_24		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Evidence of Rate Lock Not Provided	XX/XX/XXXX	XX/XX/XXXX - Evidence of Rate Lock Not Provided;		XX/XX/XXXX	XX/XX/XXXX - Evidence of Rate Lock Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_24		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Signed XXXX is missing	XX/XX/XXXX	XX/XX/XXXX - Borrower XXX missing signed XXXX;		XX/XX/XXXX	XX/XX/XXXX - Signed XXXX proviided.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_24		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower XXXX is missing signed XXXX.	XX/XX/XXXX	XX/XX/XXXX - Borrower XXX is missing signed XXXX;		XX/XX/XXXX	XX/XX/XXXX - Signed XXXX provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_24		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Property located in FEMA Declared XXXX with no subsequent Property Inspection	XX/XX/XXXX	XX/XX/XXXX - Property located in FEMA Declared XXXX with no subsequent Property Inspection;		XX/XX/XXXX	XX/XX/XXXX - Post Disaster Inspection provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_24		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending due to missing all income, asset, and credit documentation.;		XX/XX/XXXX	XX/XX/XXXX - na
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_24		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX	XX/XX/XXXX - Hazard insurance coverage of $XXXXX is not sufficent. The subject loan amount is $XXXXXXX and no and estimated replacement value from insurance company was not provided.;		XX/XX/XXXX	XX/XX/XXXX - Hazard insurance coverage is sufficient.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_24		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Missing Taxpayer First Act Disclosure	XX/XX/XXXX	XX/XX/XXXX - Missing Taxpayer First Act Disclosure.;		XX/XX/XXXX	XX/XX/XXXX - Taxpayer First Act Disclosure is now available.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_24		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Trust Documentation Missing or Incomplete	XX/XX/XXXX	XX/XX/XXXX - Trust document and Trust Certification are missing. Unable to determine if signatures on note are accurate and if Trust Approval was completed. ;		XX/XX/XXXX	XX/XX/XXXX - Client provided trust document that was missing.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_24		XXXXXXX	XXXXXXX	CA	Acknowledged	B	B	A	B	A	B	B	B	A	B	Property	XXX	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_25		XXXXXXX	XXXXXXX	WA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Credit Report Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Borrower credit report indicator is Partial. Credit report provided in the loan file is not legible to verify borrower's monthly liabilities. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided credit report. Condition cleared.; XX/XX/XXXX - Borrower credit report indicator is Present
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_25		XXXXXXX	XXXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only- DD firm will order.; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_26		XXXXXXX	XXXXXXX	MA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX. Condition is for information purposes only – DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_26		XXXXXXX	XXXXXXX	MA	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only – DD firm will order;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_26		XXXXXXX	XXXXXXX	MA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Effective Date is after the Note Date	XX/XX/XXXX	XX/XX/XXXX - The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/XX/XXXX;		XX/XX/XXXX	XX/XX/XXXX - Lender provided HOI. Condition cleared.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_26		XXXXXXX	XXXXXXX	MA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX. The AUS in file did not accuratley calculate the borrower's debts, thus is invalid and needs re-submission. The XXXXXX DTI is XXXXXXXX%.;
XX/XX/XXXX
XX/XX/XXXX  - Lender provided update AUS. COndition cleared.; XX/XX/XXXX  - The qualifying back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_34		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The qualifying back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX;
XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX

Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_34		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Partial. Missing complete evidence to support omission of debt submitted as paid off required by AUS.;		XX/XX/XXXX
XX/XX/XXXX  - Lender provided Final CD's. Condition cleared.; XX/XX/XXXX  - Borrower liabilities verified indicator is Present; XX/XX/XXXX  - Audit reviewed Lenders response, however; Please provide Final CD's (Signed and dated or stamped by title company) for XXXXXX XXXX , XXXX, XXXX and XXXX . Condition remains.

Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_37		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	XXX	Servicing Comments are Missing	XX/XX/XXXX	XX/XX/XXXX - Servicing comments are missing. ;		XX/XX/XXXX	XX/XX/XXXX - NA; XX/XX/XXXX - Missing servicing comments are available.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_37		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for informational purposes. DD firm will order; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CU score XXXX. Third Party Review not required; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_37		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	XXX	HMDA Data Tape Not Provided	XX/XX/XXXX	XX/XX/XXXX - HMDA data tape not provided.;		XX/XX/XXXX	XX/XX/XXXX - NA; XX/XX/XXXX - HMDA data tape provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_37		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX - Property is located in XXXX. FEMA declared XXX. The appraisal in file dated XX/XX/XXXX did not reflect any damage. Exception is for informational purposes only.;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_37		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Title Issues Present	XX/XX/XXXX	XX/XX/XXXX - The following issues were noted: Proposed loan policy amount of $XXXXX is insufficient to cover loan amount of $XXXXX.;		XX/XX/XXXX
XX/XX/XXXX  - Increased Policy received - condition cleared.; XX/XX/XXXX  - Audit reviewed Lenders response, however; Title policy coverage is $XXXXXX and the Loan amount is $XXXXX. Please provide updated Title Policy with equal or greater coverage than the loan amount. Condition remains.

Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_42		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - DD firm to order. Exception is for informational purpose only. ; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_42		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Partial. Missing evidence of haz insurance for borrower's primary residence located at XXXXXX  and supporting evidence of omission of second home PITI from DTI calculation.;
XX/XX/XXXX
XX/XX/XXXX  - Lender provided updated AUS, XXXXXX, XXXXXX and insurance for XXXXXX  XXX.  Condition cleared.; XX/XX/XXXX  - Borrower liabilities verified indicator is Present; XX/XX/XXXX  - Finding remains as we have not received evidence of  of haz insurance for borrower's primary residence located at XXXXXX XXX CA and supporting evidence of omission of second home PITI from DTI calculation.  I flender is changing anyhting please submit all pertinent infomration on changes with updated AUS.

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_46		XXXXXXX	XXXXXXX	FL	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	LTV Exceeds AUS Maximum Allowable	XX/XX/XXXX	XX/XX/XXXX - LP Accept in file was ran utilizing a $XXXXX Loan Amount. Provide updated LP Accept with correct Loan Amount of $XXXXX. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided updated AUS. Condition cleared.; XX/XX/XXXX - The original LTV of XXXX is not greater than the maximum allowable per AUS of XXXX
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_46		XXXXXXX	XXXXXXX	FL	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	CLTV Exceeds the AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The original CLTV of XXXX  exceeds maximum allowable per AUS of XXXX. LP Accept in file was ran utilizing a $XXXXX Loan Amount.  Provide updated LP Accept with correct Loan Amount of $XXXXX. ;
																						XX/XX/XXXX	XX/XX/XXXX - Lender provided updated AUS. Condition cleared.; XX/XX/XXXX - The original CLTV of XXXX is not greater than the maximum allowable per AUS of XXXX
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_46		XXXXXXX	XXXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_46		XXXXXXX	XXXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_46		XXXXXXX	XXXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for information purposes only. DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_47		XXXXXXX	XXXXXXX	CA	Cleared	A	A	A	A	A	A	A	A	A	A	Credit	XXX	Title Policty is Partial	XX/XX/XXXX	XX/XX/XXXX - The full title commitment report is missing only the first page has been included in the file. page XXXXXX;		XX/XX/XXXX	XX/XX/XXXX - Lender provided title policy. Condition cleared.; XX/XX/XXXX - Title policy is Present
MELLO_INV3_48		XXXXXXX	XXXXXXX	DC	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Fraud Report Shows Uncleared Alerts	XX/XX/XXXX	XX/XX/XXXX - Fraud report shows the following alerts that have not been cleared: incomplete DRIVE report. The following required participants are missing: Appraiser and Appraisal Company. ;		XX/XX/XXXX
XX/XX/XXXX  - Alerts from Fraud Report have been cleared.; XX/XX/XXXX  - Fraud report shows the following alerts that have not been cleared: Undisclosed Real Estate:;
Property Ownership records have identified a possible undisclosed ownership in real estate.;
The “Sold?” column on the Borrower REO report is undetermined .  WARNING, incomplete DRIVE report. The following required participants are missing: Appraiser and Appraisal Company. Property Alert: Subject;
property transaction history identifies refinance transaction in the past XXX months.; XX/XX/XXXX  - Lender provided Fraud Report. All red flags addressed.  Condition cleared.

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_55		XXXXXXX	XXXXXXX	NH	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Partial. Evidence XXX is free and clear was not provided. Also, evidence of taxes and insurance for XXX was not provided. ;		XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_55		XXXXXXX	XXXXXXX	NH	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Credit Report Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Borrower credit report indicator is Partial . A legible credit report was not provided. ;		XX/XX/XXXX	XX/XX/XXXX - Borrower credit report indicator is Present
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_55		XXXXXXX	XXXXXXX	NH	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Income Verification does not match Approval	XX/XX/XXXX	XX/XX/XXXX - Partnership returns provided are not executed by the borrower. ;		XX/XX/XXXX	XX/XX/XXXX - The borrower income verification does match approval
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_55		XXXXXXX	XXXXXXX	NH	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Qualified Mortgage Points and Fees Finding (XXX CFR §XXXXXXX(e)(XXX))	XX/XX/XXXX	XX/XX/XXXX - Subject loan's points and fees exceed the qualified mortgage points and fees threshold.;		XX/XX/XXXX	XX/XX/XXXX - a
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_55		XXXXXXX	XXXXXXX	NH	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX' from Active to Acknowledged by Client.

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_55		XXXXXXX	XXXXXXX	NH	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_57		XXXXXXX	XXXXXXX	WA	Cleared	A	A	A	A	A	A	A	A	A	A	Credit	XXX	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	XX/XX/XXXX	XX/XX/XXXX - Assets in file are less than required amount of reserves. Exception Valid;		XX/XX/XXXX
XX/XX/XXXX  - The liquid reserves of XXX are greater than or equal to the AUS minimum required of XXX.; XX/XX/XXXX  - Audit reviewed Lenders response, however; Please provide Terms of withdrawal for XXXXXXK. Condition remains.

Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_59		XXXXXXX	XXXXXXX	FL	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX - Property is located in XXXX. FEMA declared XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_59		XXXXXXX	XXXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_59		XXXXXXX	XXXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_59		XXXXXXX	XXXXXXX	FL	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX
XX/XX/XXXX  - ATR/QM Status is pending. Noted documentation is required per Appendix Q. File is missing complete asset detail. Account provided is a pledged asset with no documentation regarding current balance owed to determine avaialble funds.;
																						XX/XX/XXXX	XX/XX/XXXX - Documentation provided - condition cleared.; XX/XX/XXXX - X
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_59		XXXXXXX	XXXXXXX	FL	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Asset Documents are Incomplete	XX/XX/XXXX
XX/XX/XXXX  - Asset Documents are Incomplete: Asset account  XXXXXX) provided to support cash to close and reserves ifor subject purchase is a "pledged" account. Statements in file are  missing documentation of any current balance owed on the LOC tied to this asset used collateral.  File is also missing proof of withdrawl for cash to close.;
																						XX/XX/XXXX	XX/XX/XXXX - Documentation provided - condition cleared.; XX/XX/XXXX - s
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_62		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XXX CFR §XXXXXXX(e)(XXX)(i))The loan contains charges that exceed the good faith determination according to §XXXXXXX(e)(XXX)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXXXXXXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXXX(e)(XXX)(i).; XX/XX/XXXX  - $XXXXXXXXX fee added to CD dated XX/XX/XXXX with no COC or Lender Credit;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XXX CFR §XXXXXXX(e)(XXX)(i))The loan contains charges that do not exceed the good faith determination according to §XXXXXXX(e)(XXX)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXXX(e)(XXX)(i).

Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_62		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Trust Documentation Missing or Incomplete	XX/XX/XXXX	XX/XX/XXXX - Trust document is not properly executed or missing. Unable to determine if signatures on note are accurate. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided executed and notarized COT. Condition cleared.; XX/XX/XXXX - Client provided trust document that was missing.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_62		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Effective Date is after the Note Date	XX/XX/XXXX	XX/XX/XXXX - The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/XX/XXXX;		XX/XX/XXXX	XX/XX/XXXX - Lender provided HOI. Condition cleared.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_62		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_74		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX -FEMA declared XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_74		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX.  Lender stated rental income of $XXXXX vs rental income calculated of $XXXXX.  It appears the lender used XXX,XXXXXXX rental income for XXXXXX Honors vs the actual net rental income of $XXXXX per the XXXXXX tax return. ;
																						XX/XX/XXXX	XX/XX/XXXX - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_74		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.;		XX/XX/XXXX	XX/XX/XXXX - X
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_76		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Intent to Proceed is Missing	XX/XX/XXXX	XX/XX/XXXX - The intent to proceed is received.; XX/XX/XXXX - The intent to proceed is Missing;		XX/XX/XXXX	XX/XX/XXXX - The intent to proceed is received.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_76		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	XX/XX/XXXX	XX/XX/XXXX - The liquid reserves of XXXXXXX are less than the minimum required per AUS of XXX.;		XX/XX/XXXX	XX/XX/XXXX - The liquid reserves of XXX are greater than or equal to the AUS minimum required of XXX.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_76		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Appraisal date is greater than XXXX days from Origination date.	XX/XX/XXXX	XX/XX/XXXX - Appraisal dated XX/XX/XXXX is greater than XXXXXX days from Note date of XX/XX/XXXX. A XXXXXXD/recertification of value dated XX/XX/XXXX is present in the loan file;		XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Appraisal date is greater than XXXXXX days from Origination date.' from Material to Non-Material.; XX/XX/XXXX  - Acknowledged; XX/XX/XXXX  - Change status of 'Appraisal date is greater than XXXXXX days from Origination date.' from Active to Acknowledged by Client.
																								Waiver	Client
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_79		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX - Property is located in XXXX. FEMA declared XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_79		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Title Policy is Missing	XX/XX/XXXX	XX/XX/XXXX - Title policy is Missing;		XX/XX/XXXX	XX/XX/XXXX - Title policy is Present
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_79		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	XXX	Fraud Report Missing	XX/XX/XXXX	XX/XX/XXXX - Fraud report Missing.;		XX/XX/XXXX	XX/XX/XXXX - Fraud report Present.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_79		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Asset Documents are Incomplete	XX/XX/XXXX	XX/XX/XXXX - Asset Documents are Incomplete: Asset statement(s) to document reserves per AUS were not provided. Additional conditions may apply. ;		XX/XX/XXXX	XX/XX/XXXX - na
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_438		XXXXXXX	XXXXXXX	LA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Partial. Missing mortage, insurance and tax statements that are required to calculate rental liabilities for all REO's. ;		XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Present			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.
MELLO_INV3_438		XXXXXXX	XXXXXXX	LA	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	XXX	Fraud Report Missing	XX/XX/XXXX	XX/XX/XXXX - Fraud report Missing.;		XX/XX/XXXX	XX/XX/XXXX - Fraud report Present.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.
MELLO_INV3_438		XXXXXXX	XXXXXXX	LA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - COndition for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; ; XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.
MELLO_INV3_439		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Income Verification does not match Approval	XX/XX/XXXX	XX/XX/XXXX - XXXXXX XXXXXXS tax returns provided for XXX was not signed. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided signed XXXXXX tax return for XXX. Condition cleared.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_439		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Condo Approval Missing	XX/XX/XXXX	XX/XX/XXXX - Condo approval indicator is Missing;		XX/XX/XXXX	XX/XX/XXXX - UW to AUS - not required - condition cleared.; XX/XX/XXXX - Condo approval indicator is Not Applicable
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_439		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_439		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_472		XXXXXXX	XXXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_472		XXXXXXX	XXXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_472		XXXXXXX	XXXXXXX	NY	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX	XX/XX/XXXX - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per Lender Overlays of XXXX;		XX/XX/XXXX
XX/XX/XXXX  - No Overlay for Client - DTI within tolerance of AUS approval.; XX/XX/XXXX  - The qualifying back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_472		XXXXXXX	XXXXXXX	NY	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower residency documentation not provided or issue with documentation	XX/XX/XXXX	XX/XX/XXXX - Borrower residency documentation not provided or issue with documentation. ; XX/XX/XXXX - BXXX documentation is not in the file.;		XX/XX/XXXX	XX/XX/XXXX - Updated - Borrower is as XXX, no documentation required - condition cleared.; XX/XX/XXXX - Borrower residency documentation has been provided and there are no issues with documentation.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_490		XXXXXXX	XXXXXXX	WA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - The file is missing verification of borrower's business through a third party source dated no more than XXXXXX days prior to the note date. ;		XX/XX/XXXX	XX/XX/XXXX - Cleared
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_490		XXXXXXX	XXXXXXX	WA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. File is missing employment verification for the borrower. ;		XX/XX/XXXX	XX/XX/XXXX - NA
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_530		XXXXXXX	XXXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_530		XXXXXXX	XXXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - Condition for informational purposes only. DD firm will order;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_532		XXXXXXX	XXXXXXX	NY	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX. Per the mortgage statement the PITI of $XXXXX was utilized for the primary residence.;
																						XX/XX/XXXX	XX/XX/XXXX - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX			Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job.
MELLO_INV3_532		XXXXXXX	XXXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; ; XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job.
MELLO_INV3_532		XXXXXXX	XXXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; ; XX/XX/XXXX - Third Party Valuation Product Provided			Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job.
MELLO_INV3_535		XXXXXXX	XXXXXXX	CO	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXXXXXX with the hazard insurance replacement coverage of Unknown and estimated replacement value from insurance company was not provided.;
																						XX/XX/XXXX	XX/XX/XXXX - Lender provided indormation policy has increased Cost endorsement. Condition cleared.; XX/XX/XXXX - Hazard insurance coverage is sufficient.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_536		XXXXXXX	XXXXXXX	OR	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - Lender did not include $XXXXX monthly pyament for property taxes and insurance for primary residence as reflected on final CD dated XX/XX/XXXX.; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX;
XX/XX/XXXX
XX/XX/XXXX  - Lender provided updated AUS/XXXXXX/XXXXXX. COndition cleared.; XX/XX/XXXX  - The qualifying back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX

Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_536		XXXXXXX	XXXXXXX	OR	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_536		XXXXXXX	XXXXXXX	OR	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_536		XXXXXXX	XXXXXXX	OR	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition added for information purposes only. DD firm will order.; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_539		XXXXXXX	XXXXXXX	ID	Cleared	D	A	D	A	D	A	C	A	C	A	Property	XXX	Origination Appraisal is Missing	XX/XX/XXXX	XX/XX/XXXX - Origination appraisal is Missing.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided Appraisal. Condition cleared.; XX/XX/XXXX - Origination appraisal is Present.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_539		XXXXXXX	XXXXXXX	ID	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Partial. Evidence of mortgage payment for XXXXXX E XXXst St was not provided. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided PITI for rental property. Condition cleared.; XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_539		XXXXXXX	XXXXXXX	ID	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - A verbal verification of employment within XXX days of the note date was not provided. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided VOE. Condition cleared.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_539		XXXXXXX	XXXXXXX	ID	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Income Verification does not match Approval	XX/XX/XXXX	XX/XX/XXXX - Evidence of subject net rental income was not provided. ;		XX/XX/XXXX
XX/XX/XXXX  - DTI within tolerance of AUS - no income used for Subject per Lender - condition cleared.; XX/XX/XXXX  - The borrower income verification does match approval; XX/XX/XXXX  - Audit reviewed Lenders response, however; Missing rental Income for Subject property. Condition remains.

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_539		XXXXXXX	XXXXXXX	ID	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX;
XX/XX/XXXX
XX/XX/XXXX  - DTI within tolerance of AUS - no income used for Subject per Lender - condition cleared.; XX/XX/XXXX  - The qualifying back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX; XX/XX/XXXX  - Audit reviewed Lenders response, however; It appears Lender did not include borrowers primary residence in DTI and did not utilze XXX% of other rental REO Rent schedule and updated Mortgage payment. Condition remains.; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_539		XXXXXXX	XXXXXXX	ID	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.;		XX/XX/XXXX	XX/XX/XXXX - X
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_546		XXXXXXX	XXXXXXX	NJ	Cleared	A	A	A	A	A	A	A	A	A	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX - Exception is valid;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_546		XXXXXXX	XXXXXXX	NJ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX
XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX' from Active to Acknowledged by Client.; XX/XX/XXXX  - NA; XX/XX/XXXX  - Condition is informational purposes only - DD firm will order;
																						XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_546		XXXXXXX	XXXXXXX	NJ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_548		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX -FEMA declared XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - CLeared; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_548		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - Lender credit of  $XXXXXXXX on LE dated XX/XX/XXXX decreased to $XXXXX on the final CD.  A change of circumstance or evidence of reimbursement was not provided. ; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XXX CFR §XXXXXXX(f)(XXX)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXXXXXXXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXXXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXXXXX(e)(XXX)(i) or (ii), the creditor complies with §XXXXXXX(e)(XXX)(i) if the creditor refunds the eXcess to the consumer no later than XXX days after consummation, and the creditor complies with §XXXXXXX(f)(XXX)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the reimbursement amount test.  (XXX CFR §XXXXXXX(f)(XXX)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXXXXXXXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXXXXXXXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXXXXX(e)(XXX)(i) or (ii), the creditor complies with §XXXXXXX(e)(XXX)(i) if the creditor refunds the eXcess to the consumer no later than XXX days after consummation, and the creditor complies with §XXXXXXX(f)(XXX)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; XX/XX/XXXX  - Lender provided Valid COC. Condition cleared.; XX/XX/XXXX  - Audit reviewed Lenders response, however; Please provide Rate locks with all pricing changes. Condition remains.

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_548		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Lender Credits That Cannot Decrease Test	XX/XX/XXXX
XX/XX/XXXX  - Lender credit of  $XXXXXXXX on LE dated XX/XX/XXXX decreased to $XXXXX on the final CD.  A change of circumstance or evidence of reimbursement was not provided. ; XX/XX/XXXX  - This loan failed the lender credits that cannot decrease test. ( XXX CFR §XXXXXXX(e)(XXX)(i) )The loan contains charges that exceed the good faith determination according to §XXXXXXX(e)(XXX)(i). The final sum of specific and non-specific lender credits ($XXXXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXXXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXXX(e)(XXX)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the lender credits that cannot decrease test. ( XXX CFR §XXXXXXX(e)(XXX)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXXXXX(e)(XXX)(i). The final sum of specific and non-specific lender credits ($XXXXX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXXXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXXX(e)(XXX)(i).; XX/XX/XXXX  - Lender provided Valid COC. Condition cleared.; XX/XX/XXXX  - Audit reviewed Lenders response, however; Please provide Rate locks with all pricing changes. Condition remains.

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_548		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Partial.  First lien mortgage payment for XXXXXXXXX East XXXth St was not provided. Evidence of taxes and insurance for the subject property was not provided. ;
XX/XX/XXXX
XX/XX/XXXX  - Lender provided PITI for primary residence. Condition cleared.; XX/XX/XXXX  - Borrower liabilities verified indicator is Present; XX/XX/XXXX  - Audit reviewed Lenders response, however;  Missing TaXes and Insurance for primary residence (Lender did not include in Primary PITI in DTI). Condition remains.

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_548		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX. Lender included net rental income of $XXXXX vs audit's review of XXXXXX tax return which calculated a net rental loss of $XXXXX.  Also, it does not appear the primary residence obligation was included, although the XXXXXX application reflects no mortgage payment a mortgage statement was in the loan file. ;
XX/XX/XXXX
XX/XX/XXXX  - Lende provided updated AUS/XXXXXX/XXXXXX. Condition cleared.; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX; XX/XX/XXXX  - Audit reviewed Lenders response, however; DTI is XXXXXXXX% Credit debts $XXXXXX + Subject property Negative Rent -$XXXXXX + Negative rent (XXX rental properties – SEE REO worksheet) $XXXXXX + Primary PITI $XXXXX=$XXXXX (XXXst and XXXnd PG XXX, XXXXXX/XXXXXX) (Missing taxes and Insurance) / total income $XXXXX (Borrower Base $XXXXXX + SSC $XXXXX + Co-borrower $XXXXX) =XXXXXXXX%. Note: Missing TaXes and Insurance for primary residence (Lender did not include in Primary PITI in DTI). Condition remains. ; XX/XX/XXXX  - Audit reviewed Lenders response, however; Please provide Rental Income calculations. It appears lender did not include debt service for rental properties. If rental properties mortgage are escrowed, please provide evidenc of the items escrowed. Condition remains.; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_558		XXXXXXX	XXXXXXX	FL	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Partial. The file is missing closing statement(s)/CD(s) for the concurrent refinance/purchase transactions as indicated on the AUS section XXX. Additional conditions may apply. ;
XX/XX/XXXX
XX/XX/XXXX  - Lender provided Final CD for rental property. Condition cleared.; XX/XX/XXXX  - Borrower liabilities verified indicator is Present; XX/XX/XXXX  - Audit reviewed Lenders response, however; Please provide final CD's (or VOM and PITIA documentation) for XXXXXX Bal Harbor Blvd  per  AUS section XXX ($XXXXXXXX pmt $XXXXXX). Condition remains.; XX/XX/XXXX  - Audit reviewed Lenders response, however; Please provide final CD's for XXXXXX Bal Harbor Blvd and XXXXXX Corondado Rd per  AUS section XXX. Condition remains
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV3_558		XXXXXXX	XXXXXXX	FL	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX;
XX/XX/XXXX
XX/XX/XXXX  - The qualifying back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXXX The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXXX
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV3_560		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX - Property is located in XXXX. FEMA declared XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_560		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Property	XXX	Origination Appraisal is Partial	XX/XX/XXXX	XX/XX/XXXX - Origination Appraisal is Partial. The appraisal provided did not include a XXXXXX rental comparable analysis to support the proposed rent amount for the subject property. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided XXXXXX. Condition cleared.; XX/XX/XXXX - Origination appraisal is Present.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_560		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX;
XX/XX/XXXX
XX/XX/XXXX  - Lender provided XXXXXX. Condition cleared.; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_571		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in XXXX.  FEMA declared XXX county a disaster area on XX/XX/XXXX through XX/XX/XXXX .  The appraisal was completed on XX/XX/XXXX and reflects no damage.  Condition is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_571		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	XX/XX/XXXX	XX/XX/XXXX - The liquid reserves of XXX are less than the minimum required per AUS of XXX.;		XX/XX/XXXX
XX/XX/XXXX  - Audit reviewed lender's response and has determined the assets are within tolerance.  Condition cleard.; XX/XX/XXXX  - The liquid reserves of XXX are greater than or equal to the AUS minimum required of XXX.

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_571		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX' from Active to Acknowledged by Client.; XX/XX/XXXX  - Third Party Valuation Product Not Provided and CU Score is XXXX.;
																						XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; ; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_571		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - COndition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_572		XXXXXXX	XXXXXXX	NV	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	CoBorrower Income Verification does not match Approval	XX/XX/XXXX	XX/XX/XXXX - The coborrower income verification does not match approval. VOE on page XXX does not support a monthly income of $XXXXX as used by the lender. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided updated XXXXXX/AUS. Condition cleared.; XX/XX/XXXX - The coborrower income verification does match approval
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_572		XXXXXXX	XXXXXXX	NV	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Partial. Evidence XXX are owned free and clear was not provided. ;		XX/XX/XXXX
XX/XX/XXXX  - Lender provided property profiles. Condition cleared.; XX/XX/XXXX  - Borrower liabilities verified indicator is Present; XX/XX/XXXX  - Audit reviewed Lenders response, however; Please provide property detail reports for  XXXXXX XXXXXXX and XXXXXX XXXXXX. Condition remains.

Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_575		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	XX/XX/XXXX	XX/XX/XXXX - The liquid reserves of -XXX are less than the minimum required per AUS of XXX.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided Assets. Condition cleared.; XX/XX/XXXX - The liquid reserves of XXX are greater than or equal to the AUS minimum required of XXX.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_575		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Insufficient cash to close.	XX/XX/XXXX	XX/XX/XXXX - Cash to close in the amount of XXX is greater than the available asset amount of XXX.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided Assets. Condition cleared.; XX/XX/XXXX - Sufficient cash to close is documented.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_584		XXXXXXX	XXXXXXX	TX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Housing history does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Housing history does not meet guidelines. Need VOR for the previous XXX months.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided Lease extension and VOR. Condition cleared.; XX/XX/XXXX - Housing delinquency meets guidelines.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_586		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX - Property is located in XXXX. FEMA declared XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_586		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX. The lender miscalculated the subject positive rent income. Per the XXXXXX XXXXXX (Schedule E) provided, there is no positive income. Using the full subject PITI, the audit DTI is XXXXX%. The AUS requires a re-submission. ;
XX/XX/XXXX
XX/XX/XXXX  - Lender provided updated XXXXXX/AUS. Condition cleared.; XX/XX/XXXX  - The qualifying back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX The back-end DTI of XXXX (Total Income of XXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX

Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_588		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX - Property is located in XXXX with no post disaster inpection. FEMA declared XXXX. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_588		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Initial Loan Application is Missing	XX/XX/XXXX	XX/XX/XXXX - Missing Copy of Initial Loan Application;		XX/XX/XXXX	XX/XX/XXXX - Received copy of initial loan application
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_588		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Transmittal Summary is Missing	XX/XX/XXXX	XX/XX/XXXX - The transmittal summary is Missing;		XX/XX/XXXX	XX/XX/XXXX - The transmittal summary is Not Applicable
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_588		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm will order. ; XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX
XX/XX/XXXX  - CCA provided within XXX% tolerance. Condition cleared.;
; XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX' from Active to Acknowledged by Client.

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_588		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_593		XXXXXXX	XXXXXXX	NJ	Cleared	B	A	B	A	B	A	B	A	B	A	Compliance	XXX	Prohibited Fees Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the  prohibited fees test. (N.J.S.A. §XXX:XXXC-XXX, N.J.A.C. §§XXX:XXX-XXXX)The loan does charge fee(s) not provided for in this act, which is prohibited.A person licensed as a mortgage broker shall have the right to charge only the following fees: (XXX) application fee; and (XXX) a broker fee.A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:Application feeOrigination FeeLock in feeCommitment FeeWarehouse FeeDiscount Points;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the  prohibited fees test. (N.J.S.A. §XXX:XXXC-XXX, N.J.A.C. §§XXX:XXX-XXXX)The loan does not charge a fee(s) not provided for in this act, which is prohibited.A person licensed as a mortgage broker shall have the right to charge only the following fees: (XXX) application fee; and (XXX) a broker fee.A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:Application feeOrigination FeeLock in feeCommitment FeeWarehouse FeeDiscount Points

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_593		XXXXXXX	XXXXXXX	NJ	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Initial Closing Disclosure Delivery Date Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XXX CFR §XXXXXXX(f)(XXX)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXXXX(f)(XXX)(i) no later than three business days before consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the initial closing disclosure delivery date test.( XXX CFR §XXXXXXX(f)(XXX)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXXXX(f)(XXX)(i) no later than three business days before consummation.

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_593		XXXXXXX	XXXXXXX	NJ	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Post-Consummation Reason for Redisclosure Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID Post-Consummation Reason for Redisclosure Validation Test' is no longer tested
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_594		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Partial. The file is missing a closing statement/CD for the concurrent refinance/purchase transaction as indicated on the AUS section XXX. Additional conditions may apply. ;
																						XX/XX/XXXX	XX/XX/XXXX - Lender provided fianl CD for other reo. Condition cleared.; XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_600		XXXXXXX	XXXXXXX	WA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXXXXXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
XX/XX/XXXX
XX/XX/XXXX  - Lender provided cost estimator. Condition cleared.; XX/XX/XXXX  - Hazard insurance coverage is sufficient.; XX/XX/XXXX  - Audit reviewed Lenders response, however; Cost estimator eceived is $XXXXX and HOI coverage of $XXXXX is Less than Cost estimator. Condition remains.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.
MELLO_INV3_604		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Flood Certificate is Missing	XX/XX/XXXX	XX/XX/XXXX - The flood certification is Missing;		XX/XX/XXXX	XX/XX/XXXX - The flood certification is Present
Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_604		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_604		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - Condition for informational purposes. DD firm will order;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_627		XXXXXXX	XXXXXXX	MD	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Income Verification does not match Approval	XX/XX/XXXX	XX/XX/XXXX - XXX business tax returns were not provided. ;		XX/XX/XXXX	XX/XX/XXXX - The borrower income verification does match approval. Lender provided the signed XXXXXX tax returns for XXX Condition cleared.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV3_627		XXXXXXX	XXXXXXX	MD	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	CoBorrower Income Verification does not match Approval	XX/XX/XXXX	XX/XX/XXXX - XXX business tax returns were not provided. ;		XX/XX/XXXX
XX/XX/XXXX  - The borrower income verification does match approval. Lender provided the signed XXXXXX tax returns for XXX Condition cleared. ; XX/XX/XXXX  - The coborrower income verification does match approval
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV3_627		XXXXXXX	XXXXXXX	MD	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV3_627		XXXXXXX	XXXXXXX	MD	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; ; XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV3_628		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - A VOE is required for the Better Homes and Garden Real Estate self-employment.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided the Real Estate License for Better Homes and Garden Real Estate showing Active/Licensed. Condition cleared.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_628		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q. A VOE is required for the Better Homes and Garden Real Estate self-employment.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided the Real Estate License for Better Homes and Garden Real Estate showing Active/Licensed. Condition cleared.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_628		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_628		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_633		XXXXXXX	XXXXXXX	TN	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in XXXX with no post disaster inpection. FEMA declared XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV3_633		XXXXXXX	XXXXXXX	TN	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Credit Report Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Credit report in file is not legible. ; XX/XX/XXXX - Borrower credit report indicator is Partial;		XX/XX/XXXX	XX/XX/XXXX - Lender provided credit report. Condition cleared.; XX/XX/XXXX - Borrower credit report indicator is Present			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV3_633		XXXXXXX	XXXXXXX	TN	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - The file is missing a copy of legible credit report. ; XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided credit report. Condition cleared.; XX/XX/XXXX - X			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV3_633		XXXXXXX	XXXXXXX	TN	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX
XX/XX/XXXX  - Condition issued for informational purpose only.  DD firm to order. ; XX/XX/XXXX  - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;
																						XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV3_633		XXXXXXX	XXXXXXX	TN	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - Condition issued for informational purpose only. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; ; XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV3_863		XXXXXXX	XXXXXXX	CA	Acknowledged	B	A	B	A	B	A	B	A	B	A	Compliance	XXX	Consummation or Reimbursement Date Validation Test	XX/XX/XXXX	XX/XX/XXXX - N/A rate term refi;		XX/XX/XXXX	XX/XX/XXXX - Change severity of 'Consummation or Reimbursement Date Validation Test' from Material to Non-Material.	Waiver	Client
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_863		XXXXXXX	XXXXXXX	CA	Acknowledged	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XXX CFR §XXXXXXX(e)(XXX)(i))The loan contains charges that exceed the good faith determination according to §XXXXXXX(e)(XXX)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXXXXXXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXXX(e)(XXX)(i).; XX/XX/XXXX  - N/A Rate Term;
																						XX/XX/XXXX	XX/XX/XXXX - Change severity of 'Charges That Cannot Increase Test' from Material to Non-Material.	Waiver	Client
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_863		XXXXXXX	XXXXXXX	CA	Acknowledged	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That In Total Cannot Increase More Than XXX% Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that in total cannot increase more than XXX% test.  (XXX CFR §XXXXXXX(e)(XXX)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXXXXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% ($XXXXX) exceed the comparable charges ($XXXXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXXXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXXXX(e)(XXX)(vi).; XX/XX/XXXX  - N/A Rate Term Refi;
																						XX/XX/XXXX	XX/XX/XXXX - Change severity of 'Charges That In Total Cannot Increase More Than XXX% Test' from Material to Non-Material.	Waiver	Client
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_863		XXXXXXX	XXXXXXX	CA	Acknowledged	B	A	B	A	B	A	B	A	B	A	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX	XX/XX/XXXX - N/A rate term refi;		XX/XX/XXXX	XX/XX/XXXX - Change severity of 'Reimbursement Amount Test' from Material to Non-Material.	Waiver	Client
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_863		XXXXXXX	XXXXXXX	CA	Acknowledged	B	A	B	A	B	A	B	A	B	A	Compliance	XXX	Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	XX/XX/XXXX	XX/XX/XXXX - N/A rate term investment ;		XX/XX/XXXX	XX/XX/XXXX - Change severity of 'Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure' from Material to Non-Material.	Waiver	Client
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_866		XXXXXXX	XXXXXXX	CT	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_866		XXXXXXX	XXXXXXX	CT	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_866		XXXXXXX	XXXXXXX	CT	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	HAZARD INSURANCE CERTIFICATE MISSING	XX/XX/XXXX	XX/XX/XXXX - Missing copy of hazard insurance. Only copy in file is not for the borrower nor the subject.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided HOI. Condition cleared.; XX/XX/XXXX - Received copy of hazard insurance certificate
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_878		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance.	XX/XX/XXXX	XX/XX/XXXX - The Final and Post Close CD's both disclose the subject as a Purchase transaction. Updated CD is required. ;		XX/XX/XXXX
XX/XX/XXXX  - The file contains at least one complete copy of the Closing Disclosure. The file contains at least one copy of a Closing Disclosure.  ; XX/XX/XXXX  - Lender provided the signed final CD. The initiall and Post Close CD's both disclose the subject as a Purchase transaction.  Updated CD is required. Condition maintained.

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_878		XXXXXXX	XXXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of -XXXX) exceeds the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of -XXXXXXX) exceeds the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of -XXXXXXX) is not greater than the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of -XXXXXXX) is not greater than the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXX) exceeds the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of -XXXX (Total Income of -XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) is not greater than the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX;
XX/XX/XXXX
XX/XX/XXXX  - The qualifying back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of -XXXXXXX) is not greater than the maximum allowable per AUS of XXXX The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of -XXXXXXX) is not greater than the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of -XXXXXXX) exceeds the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of -XXXXXXX) is not greater than the maximum allowable per AUS of XXXX; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXXXXX) exceeds the maximum allowable per AUS of XXXX

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_878		XXXXXXX	XXXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_879		XXXXXXX	XXXXXXX	HI	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Transmittal Summary is Missing	XX/XX/XXXX	XX/XX/XXXX - The transmittal summary is Missing: XXXXXX was not provided in the file.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided XXXXXX. Condition cleared.; XX/XX/XXXX - The transmittal summary is Present
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_879		XXXXXXX	XXXXXXX	HI	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	XX/XX/XXXX	XX/XX/XXXX - The liquid reserves of XXX are less than the minimum required per AUS of XXXXXXX.LP requires minimum reserves of $XXXXX and assets confirmed in file are only ;		XX/XX/XXXX
XX/XX/XXXX  - Lender provided Assets. Condition cleared.; XX/XX/XXXX  - The liquid reserves of XXX are greater than or equal to the AUS minimum required of XXXXXXX.; XX/XX/XXXX  - Audit reviewed Lenders response, however; Assets provided are dated after consummation. Condition remains.

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_879		XXXXXXX	XXXXXXX	HI	Acknowledged	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Initial Closing Disclosure Date and Date Creditor Received Application Validation Test	XX/XX/XXXX
XX/XX/XXXX  - Change status of 'TRID Initial Closing Disclosure Date and Date Creditor Received Application Validation Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - RT loan-Not required.; XX/XX/XXXX  - This loan failed the TRID initial closing disclosure date and date creditor received application validation test.This loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is before the date creditor received the application. Please review the loan data to ensure the dates are in the correct fields.;
																						XX/XX/XXXX	XX/XX/XXXX - Change severity of 'TRID Initial Closing Disclosure Date and Date Creditor Received Application Validation Test' from Material to Non-Material.	Waiver	Client
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_879		XXXXXXX	XXXXXXX	HI	Acknowledged	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Post-Consummation Reason for Redisclosure Validation Test	XX/XX/XXXX
XX/XX/XXXX  - Change status of 'TRID Post-Consummation Reason for Redisclosure Validation Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - RT loan-Not required.; XX/XX/XXXX  - This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests.;
																						XX/XX/XXXX	XX/XX/XXXX - Change severity of 'TRID Post-Consummation Reason for Redisclosure Validation Test' from Material to Non-Material.	Waiver	Client
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_879		XXXXXXX	XXXXXXX	HI	Acknowledged	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Consummation or Reimbursement Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - RT loan-Not required.; XX/XX/XXXX  - Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.;
																						XX/XX/XXXX	XX/XX/XXXX - Change severity of 'Consummation or Reimbursement Date Validation Test' from Material to Non-Material.	Waiver	Client
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_879		XXXXXXX	XXXXXXX	HI	Acknowledged	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - RT loan-Not required.; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XXX CFR §XXXXXXX(e)(XXX)(i))The loan contains charges that exceed the good faith determination according to §XXXXXXX(e)(XXX)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXXX(e)(XXX)(i).;
																						XX/XX/XXXX	XX/XX/XXXX - Change severity of 'Charges That Cannot Increase Test' from Material to Non-Material.	Waiver	Client
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_883		XXXXXXX	XXXXXXX	HI	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Housing history does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Housing history does not meet guidelines. A VOR is required for the previous XXX months.;		XX/XX/XXXX	XX/XX/XXXX - AUS does not require - condition cleared.; XX/XX/XXXX - Housing delinquency meets guidelines.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_883		XXXXXXX	XXXXXXX	HI	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_883		XXXXXXX	XXXXXXX	HI	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_884		XXXXXXX	XXXXXXX	MA	Cleared	A	A	A	A	A	A	A	A	A	A	Credit	XXX	Borrower Transcripts are missing	XX/XX/XXXX	XX/XX/XXXX - TAX TRANSCRIPTS MISSING FROM FILE, CLIENT TO PROVIDE;		XX/XX/XXXX	XX/XX/XXXX - The borrower XXXXXX is Not Applicable
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_884		XXXXXXX	XXXXXXX	MA	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only - DD firm to order;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_884		XXXXXXX	XXXXXXX	MA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_905		XXXXXXX	XXXXXXX	AZ	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	CoBorrower Employment Verification Level is Missing	XX/XX/XXXX	XX/XX/XXXX - The coborrower employment verification is Missing;		XX/XX/XXXX	XX/XX/XXXX - Documentation provided - condition cleared.; XX/XX/XXXX - The coborrower employment verification is Level XXX - Verified-direct independent verif w/XXXrd party
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_906		XXXXXXX	XXXXXXX	NY	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Late Fees Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the late fees test.The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, XXXX will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the late fees test.The loan has late fees that conform to the requirements for the lender's license type in the state where the property is located. PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, XXXX will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment.

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_906		XXXXXXX	XXXXXXX	NY	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Initial Closing Disclosure Delivery Date Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XXX CFR §XXXXXXX(f)(XXX)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXXXX(f)(XXX)(i) no later than three business days before consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the initial closing disclosure delivery date test.( XXX CFR §XXXXXXX(f)(XXX)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXXXX(f)(XXX)(i) no later than three business days before consummation.

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_906		XXXXXXX	XXXXXXX	NY	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Consummation or Reimbursement Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_906		XXXXXXX	XXXXXXX	NY	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XXX CFR §XXXXXXX(e)(XXX)(i))The loan contains charges that exceed the good faith determination according to §XXXXXXX(e)(XXX)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXXX(e)(XXX)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XXX CFR §XXXXXXX(e)(XXX)(i))The loan contains charges that do not exceed the good faith determination according to §XXXXXXX(e)(XXX)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXXX(e)(XXX)(i).

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_906		XXXXXXX	XXXXXXX	NY	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That In Total Cannot Increase More Than XXX% Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that in total cannot increase more than XXX% test.  (XXX CFR §XXXXXXX(e)(XXX)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXXXXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% ($XXXXX) exceed the comparable charges ($XXXXXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXXXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXXXX(e)(XXX)(vi).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that in total cannot increase more than XXX% test.  (XXX CFR §XXXXXXX(e)(XXX)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXXXXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% ($XXXXX) do not exceed the comparable charges ($XXXXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXXXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXXXX(e)(XXX)(vi).

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_906		XXXXXXX	XXXXXXX	NY	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XXX CFR §XXXXXXX(f)(XXX)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXXXXXXXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXXXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXXXXX(e)(XXX)(i) or (ii), the creditor complies with §XXXXXXX(e)(XXX)(i) if the creditor refunds the eXcess to the consumer no later than XXX days after consummation, and the creditor complies with §XXXXXXX(f)(XXX)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the reimbursement amount test.  (XXX CFR §XXXXXXX(f)(XXX)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXXXXXXXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXXXXXXXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXXXXX(e)(XXX)(i) or (ii), the creditor complies with §XXXXXXX(e)(XXX)(i) if the creditor refunds the eXcess to the consumer no later than XXX days after consummation, and the creditor complies with §XXXXXXX(f)(XXX)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XXX CFR §XXXXXXX(f)(XXX)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXXXXXXXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXXXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXXXXX(e)(XXX)(i) or (ii), the creditor complies with §XXXXXXX(e)(XXX)(i) if the creditor refunds the eXcess to the consumer no later than XXX days after consummation, and the creditor complies with §XXXXXXX(f)(XXX)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_906		XXXXXXX	XXXXXXX	NY	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Lender Credits That Cannot Decrease Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the lender credits that cannot decrease test. ( XXX CFR §XXXXXXX(e)(XXX)(i) )The loan contains charges that exceed the good faith determination according to §XXXXXXX(e)(XXX)(i). The final sum of specific and non-specific lender credits ($XXXXXXXXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXXXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXXX(e)(XXX)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the lender credits that cannot decrease test. ( XXX CFR §XXXXXXX(e)(XXX)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXXXXX(e)(XXX)(i). The final sum of specific and non-specific lender credits ($XXXXXXXXX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXXXXXXXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXXX(e)(XXX)(i).

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_906		XXXXXXX	XXXXXXX	NY	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Total of Payments Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID total of payments test. ( XXX CFR §XXXXXXX(o)(XXX) )The total of payments is $XXXXXXXX,XXXXXXX. The disclosed total of payments of $XXXXXXXX,XXXXXXX is not considered accurate because it is understated by more than $XXXXXXX.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the TRID total of payments test. ( XXX CFR §XXXXXXX(o)(XXX) )The total of payments is $XXXXXXXX,XXXXXXX. The disclosed total of payments of $XXXXXXXX,XXXXXXX is considered accurate because:It is understated by no more than $XXXXXXX; orIt is greater than the amount required to be disclosed.

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_928		XXXXXXX	XXXXXXX	MN	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Missing documentation for the sale of property located at XXXXXX to confirm omission of XXX in the amount of $XXXXXXX as required per AUS.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided Final settlement statement for sale of property. Condition cleared.; XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_928		XXXXXXX	XXXXXXX	MN	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Income Verification does not match Approval	XX/XX/XXXX	XX/XX/XXXX - Missing Lease Agreements for rental income used to qualify on XXXXXX and XXXXXX (neither property is reporting on XXXXXX Schedule E).;		XX/XX/XXXX	XX/XX/XXXX - Lender provided Lease agreements. Condition cleared.; XX/XX/XXXX - The borrower income verification does match approval
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_928		XXXXXXX	XXXXXXX	MN	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX	XX/XX/XXXX - The back-end DTI of XXXX exceeds the maximum allowable per AUS of XXXX. Appears the Borrower's primary residence PITI of $XXXXX per month was not included the overall DTI.;		XX/XX/XXXX
XX/XX/XXXX  - Lender provided updated XXXXXX/AUS. Condition cleared.; XX/XX/XXXX  - The qualifying back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXX) is not greater than the maximum allowable per AUS of XXXX The back-end DTI of XXXX (Total Income of XXXXXXX, Orig PITI of XXXXXXX, Monthly debt of XXXX) is not greater than the maximum allowable per AUS of XXXX

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_928		XXXXXXX	XXXXXXX	MN	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_928		XXXXXXX	XXXXXXX	MN	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_934		XXXXXXX	XXXXXXX	UT	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - CU &lt; XXXX; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_934		XXXXXXX	XXXXXXX	UT	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Employment Verification Level is missing	XX/XX/XXXX	XX/XX/XXXX - The borrower employment verification level is Missing; XX/XX/XXXX - A VOE is required within XXXXXX days prior to Note date;		XX/XX/XXXX	XX/XX/XXXX - Lender provided VOB. Condition cleared.; XX/XX/XXXX - The borrower employment verification level is Level XXX - Verified-direct independent verif w/XXXrd party
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_934		XXXXXXX	XXXXXXX	UT	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q. A VOE is required within XXXXXX days prior to Note date;		XX/XX/XXXX	XX/XX/XXXX - Lender provided VOB. Condition cleared.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_936		XXXXXXX	XXXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV3_936		XXXXXXX	XXXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV3_936		XXXXXXX	XXXXXXX	WA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Effective Date is after the Note Date	XX/XX/XXXX	XX/XX/XXXX - The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/XX/XXXX;		XX/XX/XXXX	XX/XX/XXXX - Documentation and Loan History provided by Lender indicating no claims reported during XXX-XXX day gap - condition cleared.; XX/XX/XXXX - X			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV3_937		XXXXXXX	XXXXXXX	AZ	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	CoBorrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - missing VVOE for co-borrower;		XX/XX/XXXX	XX/XX/XXXX - Lender provided the VVOE for the Co-borrower. Condition cleared.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_937		XXXXXXX	XXXXXXX	AZ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_937		XXXXXXX	XXXXXXX	AZ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV3_940		XXXXXXX	XXXXXXX	TX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Income Verification does not match Approval	XX/XX/XXXX	XX/XX/XXXX - The borrower income verification does not match approval. XXXXXX business tax returns provided were not signed by the borrower . ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided efile acceptance. Condition cleared.; XX/XX/XXXX - The borrower income verification does match approval
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_940		XXXXXXX	XXXXXXX	TX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Partial. Evidence XXXXXX is owned free and clear was not provided. ;		XX/XX/XXXX
XX/XX/XXXX  - Lender provided Mortgage payment for primary residence. Condition cleared.; XX/XX/XXXX  - Borrower liabilities verified indicator is Present; XX/XX/XXXX  - Audit reviewed Lenders response, however; Property profile does not shpow Lien for $XXXXX with Icon Bank has been released. Please provideevedince Lien has been released. Condition remains.; XX/XX/XXXX  - Audit reviewed submission of property report showing open lien in the amount of $XXXXX.  Please provide mortgage statment for monies owed on property to evaluate monthly debt - to be added to subject loan DTI - condition remains.; XX/XX/XXXX  - Audit reviewed Lenders response, however; Please provide property profile for XXXXXX  showing no liens (Free and clear). Condition remains.; XX/XX/XXXX  - Audit reviewed Lenders response, however; Please provide property profile showing no liens (Free and clear). Condition remains.

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_940		XXXXXXX	XXXXXXX	TX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_940		XXXXXXX	XXXXXXX	TX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_940		XXXXXXX	XXXXXXX	TX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.;		XX/XX/XXXX
XX/XX/XXXX  - Lender provided Mortgage payment for primary residence. Condition cleared.; XX/XX/XXXX  - Audit reviewed Lenders response, however; Property profile does not shpow Lien for $XXXXX with Icon Bank has been released. Please provideevedince Lien has been released. Condition remains.; XX/XX/XXXX  - Audit reviewed submission of property report showing open lien in the amount of $XXXXX.  Please provide mortgage statment for monies owed on property to evaluate monthly debt - to be added to subject loan DTI - condition remains.; XX/XX/XXXX  - Audit reviewed Lenders response, however; Please provide property profile for XXXXXX  showing no liens (Free and clear). Condition remains.

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_940		XXXXXXX	XXXXXXX	TX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for informational purposes. DD firm will order; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XXX% tolerance. Condition cleared.; ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_942		XXXXXXX	XXXXXXX	OR	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Effective Date is after the Note Date	XX/XX/XXXX	XX/XX/XXXX - The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/XX/XXXX;		XX/XX/XXXX	XX/XX/XXXX - Lender provided HOI. Condition cleared.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_942		XXXXXXX	XXXXXXX	OR	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in XXXX	XX/XX/XXXX	XX/XX/XXXX -FEMA declared XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV3_949		XXXXXXX	XXXXXXX	HI	Cleared	A	A	A	A	A	A	A	A	A	A	Credit	XXX	Title Policy is Missing	XX/XX/XXXX	XX/XX/XXXX - Preliminary Title policy is missing from file. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided title policy. Condition cleared.; XX/XX/XXXX - Title policy is Present
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.

MELLO_INV3_949		XXXXXXX	XXXXXXX	HI	Acknowledged	C	B	C	B	C	B	C	B	C	B	Credit	XXX	Hazard Insurance Effective Date is after the Note Date	XX/XX/XXXX	XX/XX/XXXX - Declaration page reflects the policy starting from XX/XX/XXXX. The Note date reflecrts XX/XX/XXXX.;		XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Hazard Insurance Effective Date is after the Note Date' from Material to Non-Material.; XX/XX/XXXX  - Hazard Insurance effective prior to disbursement - condition cleared.; XX/XX/XXXX  - Change status of 'Hazard Insurance Effective Date is after the Note Date' from Active to Acknowledged by Client.; XX/XX/XXXX  - Audit reviewed lender's response and has determined the insurance is effective after the Note date.  Condition retained.
																								Waiver	Client
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.